Investment Objectives and Goals - Astoria Real Assets ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — Astoria Real Assets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Astoria Real Assets ETF (the “Fund”) seeks long-term capital appreciation in inflation-adjusted terms.